Schedule of Investments (unaudited) July 31, 2021	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 0.2%
Etablissements Franz Colruyt NV.	227	$12,907
Proximus SADP	103	2,116

		15,023

Canada — 2.2%
Agnico Eagle Mines Ltd.	10	647
CGI, Inc.(a)	274	24,925
Empire Co. Ltd., Class A	282	9,260
Franco-Nevada Corp.	287	45,905
Loblaw Cos. Ltd.	395	26,722
Shopify, Inc., Class A(a)	3	4,500
TELUS Corp.	92	2,043
Thomson Reuters Corp.	457	48,425

		162,427

China — 2.5%
Agricultural Bank of China Ltd., Class H	76,000	25,344
Alibaba Group Holding Ltd.(a)	100	2,442
Alibaba Group Holding Ltd., ADR(a)	11	2,147
Bank of Communications Co. Ltd., Class H	31,000	17,932
China Construction Bank Corp., Class H	44,000	30,648
China Feihe Ltd.(b)	5,000	9,612
China Tower Corp. Ltd., Class H(b)	102,000	13,531
Chow Tai Fook Jewellery Group Ltd.	800	1,677
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,000	14,335
Industrial & Commercial Bank of China Ltd., Class H	40,000	22,212
Lenovo Group Ltd.	14,000	13,055
NetEase, Inc., ADR	94	9,608
Postal Savings Bank of China Co. Ltd., Class H(b)	3,000	1,938
Tencent Holdings Ltd.	200	12,061
Yadea Group Holdings Ltd.(b)	4,000	6,884

		183,426

Denmark — 2.2%
Coloplast A/S, Class B	110	20,115
DSV Panalpina A/S	183	44,609
Genmab A/S(a)	59	26,667
Novo Nordisk A/S, Class B	300	27,771
Pandora A/S	329	42,559

		161,721

Finland — 0.1%
Elisa OYJ	91	5,849

France — 2.5%
BNP Paribas SA	561	34,209
EssilorLuxottica SA	123	23,220
Hermes International	11	16,817
Kering SA	35	31,400
LVMH Moet Hennessy Louis Vuitton SE	2	1,601
Orange SA	2,064	22,970
Safran SA	65	8,507
Sanofi	255	26,284
Societe Generale SA	396	11,597
Worldline SA(a)(b)	83	7,769

		184,374

Germany — 0.2%
CTS Eventim AG & Co. KGaA(a)	108	7,338
Deutsche Telekom AG, Registered Shares	58	1,204

Security	Shares	Value

Germany (continued)
Rational AG	4	$4,356
Telefonica Deutschland Holding AG	1,030	2,776

		15,674

Hong Kong — 1.5%
CLP Holdings Ltd.	3,500	36,090
Guangdong Investment Ltd.	2,000	2,799
Hang Seng Bank Ltd.	500	9,576
HKT Trust & HKT Ltd., Class SS	10,000	13,593
Hong Kong & China Gas Co. Ltd.	9,350	15,206
Jardine Matheson Holdings Ltd.	100	5,949
Power Assets Holdings Ltd.	3,500	22,628

		105,841

Ireland — 1.0%
Accenture PLC, Class A	106	33,674
Medtronic PLC	295	38,737

		72,411

Italy — 1.0%
DiaSorin SpA	118	23,949
Ferrari NV	187	40,754
Infrastrutture Wireless Italiane SpA(b)	573	6,473

		71,176

Japan — 6.8%
Ajinomoto Co., Inc.	100	2,548
Canon, Inc.	600	13,817
Chugai Pharmaceutical Co. Ltd.	400	14,740
GMO Payment Gateway, Inc.	200	25,709
KDDI Corp.	100	3,058
Kirin Holdings Co. Ltd.	1,900	34,752
Kose Corp.	100	15,801
Lawson, Inc.	600	30,156
Mitsubishi Estate Co. Ltd.	1,100	17,256
Mizuho Financial Group, Inc.	2,110	30,151
NEC Corp.	900	45,645
Nippon Telegraph & Telephone Corp.	2,200	56,338
Ono Pharmaceutical Co. Ltd.	700	15,980
Oracle Corp. Japan	400	29,880
Pan Pacific International Holdings Corp.	200	4,175
Recruit Holdings Co. Ltd.	500	25,915
SG Holdings Co. Ltd.	100	2,689
Softbank Corp.	1,600	20,898
Sony Group Corp.	100	10,447
Suntory Beverage & Food Ltd.	800	28,050
Takeda Pharmaceutical Co. Ltd.	400	13,315
Toho Gas Co. Ltd.	100	4,861
Toyo Suisan Kaisha Ltd.	600	22,906
Yamada Holdings Co. Ltd.	5,100	24,095

		493,182

Luxembourg — 0.5%
ArcelorMittal SA	1,012	35,344
Eurofins Scientific SE	11	1,316

		36,660

Netherlands — 1.4%
Koninklijke Ahold Delhaize NV	1,682	52,285
QIAGEN NV(a)	899	48,120

		100,405

Norway — 0.3%
Telenor ASA	1,255	21,789

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 0.3%
Singapore Telecommunications Ltd.	13,700	$22,962

South Korea — 1.1%
Kakao Corp.	451	57,735
LG Chem Ltd.	9	6,611
SK Telecom Co. Ltd.	68	17,811

		82,157

Sweden — 1.8%
Epiroc AB, Class A	1,173	27,325
Hexagon AB, B Shares	2,800	46,350
Swedbank AB, A Shares	1,164	22,667
Telia Co. AB	2,769	12,146
Volvo AB, B Shares	1,004	23,676

		132,164

Switzerland — 6.2%
EMS-Chemie Holding AG, Registered Shares	22	24,388
Givaudan SA, Registered Shares	1	4,991
Kuehne + Nagel International AG, Registered Shares	166	55,997
Logitech International SA, Registered Shares	213	23,402
Lonza Group AG, Registered Shares	49	38,153
Nestle SA, Registered Shares	514	65,088
Novartis AG, Registered Shares	262	24,229
Partners Group Holding AG	23	39,292
Roche Holding AG	92	35,627
Sika AG, Registered Shares	123	43,329
Sonova Holding AG, Registered Shares	82	32,196
STMicroelectronics NV	210	8,636
Straumann Holding AG, Registered Shares	27	50,059
Swisscom AG, Registered Shares	7	4,207

		449,594

Taiwan — 3.2%
Acer, Inc.	22,000	21,477
Asustek Computer, Inc.	2,000	25,145
AU Optronics Corp.	23,000	17,049
Chang Hwa Commercial Bank Ltd.	4,449	2,637
China Development Financial Holding Corp.	42,000	21,230
China Steel Corp.	14,000	18,258
Chunghwa Telecom Co. Ltd.	4,000	16,506
CTBC Financial Holding Co. Ltd.	3,000	2,457
Lite-On Technology Corp.	19,000	43,670
Mega Financial Holding Co. Ltd.	5,000	5,922
Novatek Microelectronics Corp.	1,000	18,395
Quanta Computer, Inc.	1,000	2,770
Synnex Technology International Corp.	1,000	1,899
Taiwan Cooperative Financial Holding Co. Ltd.	49,481	38,681

		236,096

United Kingdom — 1.9%
AstraZeneca PLC	181	20,799
Auto Trader Group PLC(a)(b)	2,607	23,620
Berkeley Group Holdings PLC	513	34,539
Ferguson PLC	243	34,066
Spirax-Sarco Engineering PLC	136	28,335

		141,359

United States — 57.0%
Abbott Laboratories	403	48,755
Activision Blizzard, Inc.	189	15,804
Adaptive Biotechnologies Corp.(a)	385	14,114
Adobe, Inc.(a)	17	10,568
Air Products & Chemicals, Inc.	90	26,193
Alnylam Pharmaceuticals, Inc.(a)	28	5,010

Security	Shares	Value

United States (continued)
Alphabet, Inc., Class C(a)	40	$108,177
Altair Engineering, Inc., Class A(a)	685	47,786
Amazon.com, Inc.(a)	14	46,586
American Electric Power Co., Inc.	14	1,234
American Tower Corp.	190	53,732
American Water Works Co., Inc.	180	30,620
Amgen, Inc.	198	47,825
Anthem, Inc.	20	7,680
Aon PLC, Class A	82	21,322
Applied Materials, Inc.	450	62,969
AT&T, Inc.	377	10,575
Automatic Data Processing, Inc.	15	3,144
AutoZone, Inc.(a)	25	40,589
Ball Corp.	17	1,375
Bath & Body Works, Inc.	62	4,964
Baxter International, Inc.	784	60,642
Berkshire Hathaway, Inc., Class B(a)	194	53,988
BigCommerce Holdings, Inc., Series-1(a)	157	10,167
Bio-Rad Laboratories, Inc., Class A(a)	13	9,614
Booz Allen Hamilton Holding Corp.	334	28,661
Boston Scientific Corp.(a)	174	7,934
C.H. Robinson Worldwide, Inc.	347	30,942
Cadence Design Systems, Inc.(a)	171	25,248
CareDx, Inc.(a)	71	5,967
Castle Biosciences, Inc.(a)	38	2,654
Cboe Global Markets, Inc.	200	23,694
Charter Communications, Inc., Class A(a)	78	58,036
Cigna Corp.	35	8,032
Cisco Systems, Inc.	518	28,682
Citrix Systems, Inc.	281	28,311
Clorox Co.	108	19,536
CME Group, Inc.	193	40,941
Cognizant Technology Solutions Corp., Class A	268	19,706
Colgate-Palmolive Co.	179	14,231
Comcast Corp., Class A	114	6,707
Consolidated Edison, Inc.	364	26,852
Costco Wholesale Corp.	92	39,534
Coupa Software, Inc.(a)	15	3,255
Crowdstrike Holdings, Inc., Class A(a)	234	59,345
Crown Castle International Corp.	264	50,976
Danaher Corp.	32	9,520
DocuSign, Inc.(a)	74	22,055
Dollar General Corp.	45	10,469
Dominion Energy, Inc.	183	13,701
Domino’s Pizza, Inc.	27	14,188
Duke Energy Corp.	25	2,628
Duke Realty Corp.	128	6,513
Dynatrace, Inc.(a)	458	29,252
Edwards Lifesciences Corp.(a)	57	6,399
Electronic Arts, Inc.	347	49,954
Eli Lilly & Co.	89	21,672
Expedia Group, Inc.(a)	145	23,326
Expeditors International of Washington, Inc.	72	9,234
Extra Space Storage, Inc.	102	17,762
F5 Networks, Inc.(a)	18	3,717
Facebook, Inc., Class A(a)	24	8,551
Fair Isaac Corp.(a)	21	11,002
Fiserv, Inc.(a)	63	7,252
Fortune Brands Home & Security, Inc.	258	25,147
Genuine Parts Co.	310	39,345
Gilead Sciences, Inc.	495	33,804
Global Payments, Inc.	313	60,537

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Hilton Worldwide Holdings, Inc.(a)	243	$31,942
Home Depot, Inc.	89	29,209
Hormel Foods Corp.	297	13,775
Humana, Inc.	63	26,829
IAA, Inc.(a)	26	1,573
Intel Corp.	1,001	53,774
Intuit, Inc.	38	20,139
Jack Henry & Associates, Inc.	50	8,705
Johnson & Johnson	217	37,367
JPMorgan Chase & Co.	41	6,223
Kellogg Co.	109	6,906
Keysight Technologies, Inc.(a)	144	23,695
Kimberly-Clark Corp.	50	6,786
Kroger Co.	1,499	61,009
Lam Research Corp.	7	4,462
Las Vegas Sands Corp.(a)	381	16,135
Lowe’s Cos., Inc.	289	55,687
MarketAxess Holdings, Inc.	17	8,078
Marsh & McLennan Cos., Inc.	339	49,908
Masco Corp.	567	33,856
Masimo Corp.(a)	115	31,325
Mastercard, Inc., Class A	185	71,399
McCormick & Co., Inc.	245	20,622
McDonald’s Corp.	111	26,941
Merck & Co., Inc.	422	32,439
Micron Technology, Inc.(a)	535	41,505
Microsoft Corp.	434	123,651
Motorola Solutions, Inc.	88	19,705
Netflix, Inc.(a)	85	43,993
New Relic, Inc.(a)	504	34,816
Newmont Corp.	511	32,101
NextEra Energy, Inc.	644	50,168
NIKE, Inc., Class B	182	30,487
Old Dominion Freight Line, Inc.	126	33,913
Oracle Corp.	47	4,096
O’Reilly Automotive, Inc.(a)	42	25,361
PayPal Holdings, Inc.(a)	57	15,705
PepsiCo, Inc.	702	110,179
Pfizer, Inc.	399	17,081
Pool Corp.	29	13,857
Procter & Gamble Co.	5	711
Public Storage	65	20,311
Qualcomm, Inc.	334	50,033
Regeneron Pharmaceuticals, Inc.(a)	70	40,223
Republic Services, Inc.	245	28,998
RH(a)	3	1,992
S&P Global, Inc.	17	7,288
salesforce.com, Inc.(a)	290	70,160
Southern Co.	438	27,975
Square, Inc., Class A(a)	80	19,781
Stryker Corp.	87	23,572
Take-Two Interactive Software, Inc.(a)	8	1,387

Security	Shares	Value

United States (continued)
Target Corp.	139	$36,286
Thermo Fisher Scientific, Inc.	45	24,300
TJX Cos., Inc.	331	22,776
TransDigm Group, Inc.(a)	122	78,213
Twilio, Inc., Class A(a)	10	3,736
Tyler Technologies, Inc.(a)	20	9,853
U.S. Bancorp	504	27,992
UnitedHealth Group, Inc.	228	93,986
Veracyte, Inc.(a)	116	5,169
VeriSign, Inc.(a)	227	49,116
Verisk Analytics, Inc.	185	35,139
Verizon Communications, Inc.	1,374	76,642
Vertex Pharmaceuticals, Inc.(a)	132	26,609
Viatris, Inc.	19	267
Visa, Inc., Class A	46	11,334
Walmart, Inc.	216	30,791
Walt Disney Co.(a)	473	83,258
Waste Connections, Inc.	111	14,063
Waste Management, Inc.	235	34,841
WEC Energy Group, Inc.	298	28,054
West Pharmaceutical Services, Inc.	21	8,646
Western Union Co.	1,071	24,858
Weyerhaeuser Co.	702	23,678
Workday, Inc., Class A(a)	180	42,192
Xcel Energy, Inc.	60	4,095
Xilinx, Inc.	274	41,056
Zentalis Pharmaceuticals, Inc.(a)	204	10,855
Zoetis, Inc.	103	20,878
Zoom Video Communications, Inc., Class A(a)	63	23,820

		4,159,041

Total Long-Term Investments — 93.9% (Cost: $5,570,146)		6,853,331

Short-Term Securities

Money Market Funds — 6.9%

BlackRock Liquidity Funds, T-Fund, Institutional Class , 0.01%(c)(d)	502,519	502,519

Total Short-Term Securities — 6.9% (Cost: $502,519)		502,519

Total Investments — 100.8% (Cost: $6,072,665)		7,355,850

Liabilities in Excess of Other Assets — (0.8)%		(60,161)

Net Assets — 100.0%		$7,295,689

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Disciplined Volatility Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$208,274	$294,245	(a)	$—	$—	$—	$502,519	502,519	$5	$—
iShares Gold Trust(b)	8,661	—		(9,225)	1,519	(955)	—	—	—	—

					$1,519	$(955)	$502,519		$5	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	7	08/26/21	$221	$(209)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	109,000	USD	121,935	Morgan Stanley & Co. International PLC	09/10/21	$(1,490)
JPY	22,450,000	USD	204,926	Morgan Stanley & Co. International PLC	09/10/21	(227)
INR	7,812,000	USD	106,062	BNP Paribas S.A.	09/17/21	(1,554)

						$(3,271)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$—	$15,023	$—	$15,023
Canada	162,427	—	—	162,427
China	11,755	171,671	—	183,426
Denmark	—	161,721	—	161,721
Finland	—	5,849	—	5,849
France	—	184,374	—	184,374
Germany	—	15,674	—	15,674
Hong Kong	—	105,841	—	105,841
Ireland	72,411	—	—	72,411
Italy	—	71,176	—	71,176
Japan	—	493,182	—	493,182
Luxembourg	—	36,660	—	36,660
Netherlands	3,959	96,446	—	100,405
Norway	—	21,789	—	21,789
Singapore	—	22,962	—	22,962
South Korea	—	82,157	—	82,157
Sweden	46,350	85,814	—	132,164
Switzerland	—	449,594	—	449,594
Taiwan	—	236,096	—	236,096
United Kingdom	—	141,359	—	141,359
United States	4,159,041	—	—	4,159,041
Short-Term Securities
Money Market Funds	502,519	—	—	502,519

	$4,958,462	$2,397,388	$—	$7,355,850

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(209)	$—	$—	$(209)
Foreign Currency Exchange Contracts	—	(3,271)	—	(3,271)

	$(209)	$(3,271)	$—	$(3,480)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CHF	Swiss Franc

INR	Indian Rupee

JPY	Japanese Yen

USD	United States Dollar

S C H E D U L E O F I N V E S T M E N T S	5